American Century Mutual Funds, Inc. Statement of Additional Information (SAI) Supplement
Supplement dated August 5, 2013 ■ Statement of Additional Information dated July 26, 2013

The following is added to the Accounts Managed table on pages 47-48.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Christopher J. Krantz 1	Number of Accounts	1	0	0
	Assets	$2.1 billion	N/A	N/A
Jeffrey R. Bourke 2	Number of Accounts	1	0	0
	Assets	$7.1 billion	N/A	N/A

1	Information is provided as of July 31, 2013. Includes $2.1 billion in Select.

2	Information is provided as of July 31, 2013. Includes $7.1 billion in Ultra.

The following is added to the Ownership of Securities table on pages 51-52.

Select
Christopher J. Krantz 1	E

Ultra
Jeffrey R. Bourke 1	C

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

1	Information is provided as of July 31, 2013.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

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